                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F
                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cornerstone Capital Management, Inc.
Address:  7101 W. 78th Street
          Suite 201
          Minneapolis, MN 55439

Form 13F File Number: 28-05923

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Andrew S. Wyatt
Title:  Chief Executive Officer
Phone:  (952) 229-8101

Signature, Place, and Date of Signing:

/s/ Andrew S. Wyatt       Minneapolis, Minnesota       August 13, 2008
---------------------     ------------------------     ----------------
    [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[_]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F File Number  Name
--------------------  ----------------------
28-01190              Frank Russell Company

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 98
Form 13F Information Table Value Total: $ 152,926 (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                                                                             VOTING AUTHORITY
                                                                                            -------------------
                                                          VALUE          INVESTMENT  OTHER
ISSUER                              CLASS        CUSIP   (x$1000) SHARES DISCRETION MANAGER  SOLE  SHARED NONE
------                         --------------- --------- -------- ------ ---------- ------- ------ ------ -----
ABB LTD                        SPONSORED ADR   000375204    889    31403  SOLE       NONE    29307         2096
ABB LTD                        SPONSORED ADR   000375204   3046   107571  DEFINED    NONE   107571
ADOBE SYS INC                  COM             00724F101    502    12744  SOLE       NONE    11793          951
ADOBE SYS INC                  COM             00724F101   1785    45310  DEFINED    NONE    45310
AMAZON COM INC                 COM             023135106    358     4876  SOLE       NONE     4595          281
AMAZON COM INC                 COM             023135106   1113    15177  DEFINED    NONE    15177
AMERICAN EXPRESS CO            COM             025816109    225     5963  SOLE       NONE     5574          389
AMERICAN EXPRESS CO            COM             025816109   1009    26797  DEFINED    NONE    26797
APACHE CORP                    COM             037411105   1282     9222  SOLE       NONE     8483          739
APACHE CORP                    COM             037411105   4426    31841  DEFINED    NONE    31841
APPLE INC                      COM             037833100   1818    10857  SOLE       NONE    10118          739
APPLE INC                      COM             037833100   6268    37435  DEFINED    NONE    37435
ATS MED INC                    COM             002083103     21    10000  SOLE       NONE                 10000
BERKSHIRE HATHAWAY INC DEL     CL B            084670207    205       51  SOLE       NONE                    51
BLACKSTONE GROUP L P           COM UNIT LTD    09253U108    378    20773  SOLE       NONE    19329         1444
BLACKSTONE GROUP L P           COM UNIT LTD    09253U108   1329    72964  DEFINED    NONE    72964
CA INC                         COM             12673P105    233    10095  SOLE       NONE     9522          573
CA INC                         COM             12673P105    805    34881  DEFINED    NONE    34881
CHICAGO BRIDGE & IRON CO N V   N Y REGISTRY SH 167250109    604    15174  SOLE       NONE    14300          874
CHICAGO BRIDGE & IRON CO N V   N Y REGISTRY SH 167250109   2129    53454  DEFINED    NONE    53454
CISCO SYS INC                  COM             17275R102   1673    71915  SOLE       NONE    67571         4344
CISCO SYS INC                  COM             17275R102   5562   239116  DEFINED    NONE   239116
COCA COLA CO                   COM             191216100    889    17098  SOLE       NONE    16238          860
COCA COLA CO                   COM             191216100   2259    43459  DEFINED    NONE    43459
CORNING INC                    COM             219350105   1282    55599  SOLE       NONE    51275         4324
CORNING INC                    COM             219350105   4430   192173  DEFINED    NONE   192173
COVENTRY HEALTH CARE INC       COM             222862104    467    15352  SOLE       NONE    14371          981
COVENTRY HEALTH CARE INC       COM             222862104   1604    52741  DEFINED    NONE    52741
DIAGEO P L C                   SPON ADR NEW    25243Q205    329     4452  SOLE       NONE     3892          560
DIAGEO P L C                   SPON ADR NEW    25243Q205   2115    28636  DEFINED    NONE    28636
DISNEY WALT CO                 COM DISNEY      254687106    565    18105  SOLE       NONE    17143          962
DISNEY WALT CO                 COM DISNEY      254687106   1501    48102  DEFINED    NONE    48102
ENDURANCE SPECIALTY HLDGS LT   SHS             G30397106    662    21502  SOLE       NONE    20121         1381
ENDURANCE SPECIALTY HLDGS LT   SHS             G30397106   1573    51100  DEFINED    NONE    51100
FPL GROUP INC                  COM             302571104    347     5289  SOLE       NONE     4862          427
FPL GROUP INC                  COM             302571104   1198    18270  DEFINED    NONE    18270
GILEAD SCIENCES INC            COM             375558103    965    18227  SOLE       NONE    16846         1381
GILEAD SCIENCES INC            COM             375558103   3349    63252  DEFINED    NONE    63252
GOLDMAN SACHS GROUP INC        COM             38141G104    529     3022  SOLE       NONE     2815          207
GOLDMAN SACHS GROUP INC        COM             38141G104   1778    10168  DEFINED    NONE    10168

                                                                                   VOTING AUTHORITY
                                                                                  ------------------
                                                VALUE          INVESTMENT  OTHER
ISSUER                         CLASS   CUSIP   (x$1000) SHARES DISCRETION MANAGER  SOLE  SHARED NONE
------                         ----- --------- -------- ------ ---------- ------- ------ ------ ----
GOOGLE INC                     CL A  38259P508    987     1875  SOLE       NONE     1747         128
GOOGLE INC                     CL A  38259P508   3470     6592  DEFINED    NONE     6592
INTEL CORP                     COM   458140100    662    30808  SOLE       NONE    27127        3681
INTEL CORP                     COM   458140100   2127    99027  DEFINED    NONE    99027
INTERCONTINENTALEXCHANGE INC   COM   45865V100    742     6509  SOLE       NONE     6075         434
INTERCONTINENTALEXCHANGE INC   COM   45865V100   2636    23125  DEFINED    NONE    23125
LAS VEGAS SANDS CORP           COM   517834107    377     7939  SOLE       NONE     7001         938
LAS VEGAS SANDS CORP           COM   517834107   2473    52137  DEFINED    NONE    52137
LOWES COS INC                  COM   548661107    293    14114  SOLE       NONE    13206         908
LOWES COS INC                  COM   548661107    964    46458  DEFINED    NONE    46458
MEDTRONIC INC                  COM   585055106    651    12587  SOLE       NONE    10819        1768
MEDTRONIC INC                  COM   585055106   2004    38725  DEFINED    NONE    38725
MEMC ELECTR MATLS INC          COM   552715104    950    15435  SOLE       NONE    14204        1231
MEMC ELECTR MATLS INC          COM   552715104   3259    52956  DEFINED    NONE    52956
MERCK & CO INC                 COM   589331107   1395    37008  SOLE       NONE    34651        2357
MERCK & CO INC                 COM   589331107   4773   126627  DEFINED    NONE   126627
MOLSON COORS BREWING CO        CL B  60871R209   1090    20057  DEFINED    NONE    20057
MORGAN STANLEY                 COM
                               NEW   617446448    747    20722  SOLE       NONE    19454        1268
MORGAN STANLEY                 COM
                               NEW   617446448   2541    70444  DEFINED    NONE    70444
NORDSTROM INC                  COM   655664100    670    22111  DEFINED    NONE    22111
NVIDIA CORP                    COM   67066G104    231    12362  DEFINED    NONE    12362
ORACLE CORP                    COM   68389X105   1554    73981  SOLE       NONE    68968        5013
ORACLE CORP                    COM   68389X105   5396   256942  DEFINED    NONE   256942
PETROHAWK ENERGY CORP          COM   716495106   1127    24346  SOLE       NONE    22941        1405
PETROHAWK ENERGY CORP          COM   716495106   3976    85854  DEFINED    NONE    85854
PRECISION CASTPARTS CORP       COM   740189105    414     4297  SOLE       NONE     3997         300
PRECISION CASTPARTS CORP       COM   740189105   1427    14806  DEFINED    NONE    14806
PROCTER & GAMBLE CO            COM   742718109    602     9903  DEFINED    NONE     9903
SCHERING PLOUGH CORP           COM   806605101    823    41775  SOLE       NONE    39282        2493
SCHERING PLOUGH CORP           COM   806605101   2848   144629  DEFINED    NONE   144629
SCHLUMBERGER LTD               COM   806857108    829     7717  SOLE       NONE     7225         492
SCHLUMBERGER LTD               COM   806857108   2906    27047  DEFINED    NONE    27047
SLM CORP                       COM   78442P106    281    14530  SOLE       NONE    13437        1093
SLM CORP                       COM   78442P106    959    49539  DEFINED    NONE    49539
SUNTECH PWR HLDGS CO LTD       ADR   86800C104    396    10578  SOLE       NONE     9930         648
SUNTECH PWR HLDGS CO LTD       ADR   86800C104   1380    36852  DEFINED    NONE    36852
TARGET CORP                    COM   87612E106    640    13756  SOLE       NONE    12890         866
TARGET CORP                    COM   87612E106   2088    44906  DEFINED    NONE    44906
TEREX CORP NEW                 COM   880779103   1087    21169  SOLE       NONE    19762        1407
TEREX CORP NEW                 COM   880779103   3792    73825  DEFINED    NONE    73825
TEVA PHARMACEUTICAL INDS LTD   ADR   881624209   1444    31518  SOLE       NONE    29368        2150
TEVA PHARMACEUTICAL INDS LTD   ADR   881624209   4961   108329  DEFINED    NONE   108329
TEXTRON INC                    COM   883203101   1674    34928  SOLE       NONE    32768        2160
TEXTRON INC                    COM   883203101   5471   114149  DEFINED    NONE   114149
TIME WARNER CABLE INC          CL A  88732J108    288    10881  SOLE       NONE    10252         629

                                                                                   VOTING AUTHORITY
                                                                                  -------------------
                                                VALUE          INVESTMENT  OTHER
ISSUER                         CLASS   CUSIP   (x$1000) SHARES DISCRETION MANAGER  SOLE  SHARED NONE
------                         ----- --------- -------- ------ ---------- ------- ------ ------ -----
TIME WARNER CABLE INC          CL A  88732J108   1006    38000  DEFINED    NONE    38000
WAL MART STORES INC            COM   931142103    722    12851  SOLE       NONE    11913          938
WAL MART STORES INC            COM   931142103   2468    43920  DEFINED    NONE    43920
WESTERN UN CO                  COM   959802109    791    31981  SOLE       NONE    29426         2555
WESTERN UN CO                  COM   959802109   2515   101741  DEFINED    NONE   101741
WYETH                          COM   983024100    271     5645  SOLE       NONE     5289          356
WYETH                          COM   983024100    864    18014  DEFINED    NONE    18014
WYNN RESORTS LTD               COM   983134107    794     9760  DEFINED    NONE     9760
XATA CORP                      COM
                               NEW   983882309     46    12017  SOLE       NONE                 12017
XTO ENERGY INC                 COM   98385X106    300     4385  SOLE       NONE     4139          246
XTO ENERGY INC                 COM   98385X106   1018    14862  DEFINED    NONE    14862
YAHOO INC                      COM   984332106    275    13303  SOLE       NONE    12543          760
YAHOO INC                      COM   984332106    949    45914  DEFINED    NONE    45914